Financial instruments and fair value disclosures (Tables)	12 Months Ended
Sep. 30, 2020
Financial instruments and fair value disclosures
Summary of financial assets at amortised cost

	Carrying value	Fair value
	£30 September 2020	30 September 2020
Cash and cash equivalents	150,616	150,616
Trade and other receivables	167,050	167,050
	317,666	317,666

	Carrying value	Fair value
	£30 September 2019	30 September 2019
Cash and cash equivalents	3,420,730	3,420,730
Trade and other receivables	715,077	715,077
	4,135,807	4,135,807